Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statements of income and comprehensive income (loss) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	$ 51,072,254	$ 54,430,227
Total operating expenses	51,341,188	54,929,500
Income (loss) from operations	(3,489,675)	(3,163,937)
Income (loss) before provision for income taxes	(3,482,352)	(3,156,590)
Provision for income taxes	(53,366)	39,589
Net income (loss)	(3,428,986)	(3,196,179)
Net income attributable to noncontrolling interests	(169,256)	(155,272)
Net income (loss) attributable to Tengjun stockholders	(3,259,730)	(3,040,907)
Foreign currency translation adjustment	200,770	191,332
Comprehensive income (loss)	(3,228,216)	(3,004,847)
Comprehensive income attributable to noncontrolling interests	(159,117)	(145,610)
Comprehensive income (loss) attributable to Tengjun stockholders	$ (3,069,099)	$ (2,859,237)
Net income (loss) per common share - basic and diluted (in Dollars per share)	$ (0.05)	$ (0.05)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	$ (8,119,391)	$ (8,119,391)
Total operating expenses	(8,119,391)	(8,119,391)
Income (loss) from operations	8,119,391	8,119,391
Income (loss) before provision for income taxes	8,119,391	8,119,391
Provision for income taxes	556,597	556,597
Net income (loss)	7,562,794	7,562,794
Net income attributable to noncontrolling interests	381,921	381,921
Net income (loss) attributable to Tengjun stockholders	7,180,873	7,180,873
Foreign currency translation adjustment	(247,271)	(247,271)
Comprehensive income (loss)	7,315,523	7,315,523
Comprehensive income attributable to noncontrolling interests	369,434	369,434
Comprehensive income (loss) attributable to Tengjun stockholders	$ 6,946,089	$ 6,946,089
Net income (loss) per common share - basic and diluted (in Dollars per share)	$ 0.11	$ 0.11
Restated [Member]
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	$ 42,952,863	$ 46,310,836
Total operating expenses	43,221,797	46,810,109
Income (loss) from operations	4,629,716	4,955,454
Income (loss) before provision for income taxes	4,637,039	4,962,801
Provision for income taxes	503,231	596,186
Net income (loss)	4,133,808	4,366,615
Net income attributable to noncontrolling interests	212,665	226,649
Net income (loss) attributable to Tengjun stockholders	3,921,143	4,139,966
Foreign currency translation adjustment	(46,501)	(55,939)
Comprehensive income (loss)	4,087,307	4,310,676
Comprehensive income attributable to noncontrolling interests	210,317	223,824
Comprehensive income (loss) attributable to Tengjun stockholders	$ 3,876,990	$ 4,086,852
Net income (loss) per common share - basic and diluted (in Dollars per share)	$ 0.06	$ 0.06